Average Annual Total Returns - Federated Hermes Global Allocation Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	R 1 Year	R 5 Years	R 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 1 Year		Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 5 Years		Standard & Poor's 500 Index(reflects no deduction for fees, expenses or taxes) 10 Years		Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years		Blended Index(reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index(reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar World Allocation Funds Average 1 Year		Morningstar World Allocation Funds Average 5 Years		Morningstar World Allocation Funds Average 10 Years
Total	6.33%	6.73%	5.86%	5.30%	5.91%	4.73%	3.71%	5.05%	4.35%	6.14%	6.76%	5.78%	10.65%	7.13%	5.66%	12.05%	7.49%	6.01%	12.85%	8.25%	6.77%	12.90%	8.24%	6.61%	18.40%	[1]	15.22%	[1]	13.88%	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	14.05%	[3]	9.48%	[3]	6.79%	[3]	6.18%	[4]	7.01%	[4]	5.54%	[4]

[1]	The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated,fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[3]	The Blended Index is a custom blended index comprised of 60% of the MSCI All Country World Index and 40% of the Bloomberg Barclays Global Aggregate Index. The MSCI All Country World Index captures large- and mid-cap representation across 23 developed markets countries and 23 emerging markets countries. The index covers approximately 85% of the global investable equity opportunity set. The Bloomberg Barclays Global Aggregate Index is a measure of global investment grade debt from twenty-four different local currency markets. This multi-currency benchmark includes fixed-rate treasury, government-related, corporate and securitized bonds from both developed and emerging markets issuers.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.